Due from Financial Institutions Measured at Amortized Cost - Summary of Restricted Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 17,977,609	₩ 21,321,747
Due from financial institutions in Korean won
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	14,571,790	16,805,722
Due from financial institutions in Korean won | The Bank of Korea
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 13,731,708	₩ 15,169,704
Reason for restriction	Bank of Korea Act	Bank of Korea Act
Due from financial institutions in Korean won | Shinhan Bank and others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 40,721	₩ 522,306
Reason for restriction	Net settlement and others	Net settlement and others
Due from financial institutions in Korean won | NH Investment & Securities Co., Ltd. and others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 799,361	₩ 1,113,712
Reason for restriction	Derivatives margin account and others	Derivatives margin account and others
Due from financial institutions in foreign currencies
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 3,405,819	₩ 4,516,025
Due from financial institutions in foreign currencies | The Bank of Korea and others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 1,630,348	₩ 2,350,933
Reason for restriction	Bank of Korea Act and others	Bank of Korea Act and others
Due from financial institutions in foreign currencies | Bank of Communications Co. Ltd. New York Branch and others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 86,406	₩ 72,437
Reason for restriction	Bank Act of the State of New York and others	Bank Act of the State of New York and others
Due from financial institutions in foreign currencies | State Street Bank and Trust Company Seoul Branch and others
Restricted Cash and Cash Equivalents Items [line Items]
Restricted due from financial institutions at amortized cost	₩ 1,689,065	₩ 2,092,655
Reason for restriction	Derivatives margin account and others	Derivatives margin account and others